Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

Note 12. Related Party Transactions

Due to officers

Amounts due to officers as of June 30, 2023 and December 31, 2022 are comprised of the following:

	June 30, 2023	December 31, 2022
	(Unaudited)
Ralph Hofmeier:
Unsecured advances due to officer	$19,840	$56,400
Accrued salaries	167,639	86,265
Total due to Ralph Hofmeier	187,479	142,665

Irma Velazquez:
Unsecured advances due to officer	12,153	10,393
Accrued salaries	144,127	69,434
Total due to Irma Velazquez	156,280	79,827
Total amounts due to officers	$343,759	$222,492

Unsecured advances due to officers represent unreimbursed Corporation expenses paid by the officers on behalf of the Corporation. These advances are non-interest bearing and are due on demand.

Officer Compensation

Accrued salaries represent amounts accrued in accordance with the employment agreements for Mr. Hofmeier, the Company’s Chief Technology Officer and Chairman of the Board, and Ms. Velazquez, the Company’s Chief Executive Officer and Vice-Chairman of the Board. Mr. Hofmeier and Ms. Velazquez are also significant stockholders.

Customer deposit

EAWC-TV functions as a distributor of EAWD product. In 2019, EAWC-TV, having secured EAWD’s first customer, has placed a $550,000 order for a solar powered atmospheric water generator (“AWG”) for one of its customers. EAWC-TV and the Company on December 13, 2019 agreed to accept a $303,742 reduction in the balance owed by EAWD to EAWC-TV as a deposit with EAWD related to this order. The deposit was satisfied through delivery of the equipment. The equipment was built in Germany.

In 2020, manufacture of the unit was delayed due to Covid-19 related issues. The Company and EAWC-TV agreed as it had done in 2019, to clear the outstanding balances in the D/T/F EAWC-TV and the outstanding balance it carried in its accounts payable account for administrative services, which it did on December 26, 2020 which resulted in an additional down payment of $193,497. EAWC-TV has an unpaid balance on the equipment of $52,761 as of June 30, 2023 and December 31, 2022, respectively, which represents the balance of the Company’s outstanding accounts receivable as of June 30, 2023 and December 31, 2022.

Virhtech GmbH

As of June 30, 2023 and December 31, 2022, the Company owed Virhtech GmbH, a related party of the Company, $6,427 and $27,029, respectively, for services performed for the Company and is classified as accounts payable – related party on the condensed consolidated balance sheets.

Investor deposit and officer compensation

On January 18, 2023, the Company issued 6,952,523 shares of the Company’s common stock to officers for accrued salaries payable valued at $168,126.

As of March 31, 2023, the Company received deposits in the amount of $310,700 for 13,674,000 common shares related to common stock subscriptions that were issued in May 2023.

Note 12. Related Party Transactions

Due to officers

Amounts due to officers as of December 31, 2022 and 2021 are comprised of the following:

	December 31,	December 31,
	2022	2021
Ralph Hofmeier:
Unsecured advances due to officer	$56,400	$—
Accrued salaries	86,265	17,485
Total due to Ralph Hofmeier	142,665	17,485

Irma Velazquez:
Unsecured advances due to officer	10,393	—
Accrued salaries	69,434	—
Total due to Irma Velazquez	79,827	—
Total amounts due to officers	$222,492	$17,485

Officer Compensation

Accrued salaries represent amounts accrued in accordance with the employment agreements for Mr. Hofmeier, the Company’s Chief Technology Officer and Chairman of the Board, and Ms. Velazquez, the Company’s Chief Executive Officer and Vice-Chairman of the Board. Mr. Hofmeier and Ms. Velazquez are also significant stockholders.

Customer deposit

EAWC-TV functions as a distributor of EAWD product. In 2019, EAWC-TV, having secured EAWD’s first customer, has placed a $550,000 order for a solar powered atmospheric water generator (“AWG”) for one of its customers. EAWC-TV and the Company on December 13, 2019 agreed to accept a $303,742 reduction in the balance owed by EAWD to EAWC-TV as a deposit with EAWD related to this order. The deposit was satisfied through delivery of the equipment. The equipment was built in Germany.

In 2020, manufacture of the unit was delayed due to Covid-19 related issues. The Company and EAWC-TV agreed as it had done in 2019, to clear the outstanding balances in the D/T/F EAWC-TV and the outstanding balance it carried in its accounts payable account for administrative services, which it did on December 26, 2020 which resulted in an additional down payment of $193,497. EAWC-TV has an unpaid balance on the equipment of $52,761 and 55,169 as of December 31, 2022 and 2021, respectively, which represents the balance of the Company’s outstanding accounts receivable as of December 31, 2022 and 2021. As of March 31, 2023, the balance remains outstanding, however the Company expects to receive the amount in full by the end of 2023.

Virhtech Gmbh

As of December 31, 2022 and 2021, the Company owed Virhtech Gmbh, a related party of the Company, $27,029 and $124,370, respectively, for services performed for the Company and is classified as accounts payable – related party on the consolidated balance sheets.

Officer and investor deposits

As of December 31, 2022, the Company recorded no common stock subscriptions for stock issuance transactions in process.

As of December 31, 2021, the Company recorded $792,745, or 15,855,000 common shares to be issued, as common stock subscriptions within stockholders’ deficit and $377,350, or 7,547,000 common shares to be issued, as a common stock subscription liability for stock issuance transactions in process. The $1,170,095 is part of pending stock sales for 23,402,000 shares that has been funded and is waiting issuance to complete the sale at December 31, 2021. The common stock subscription liability consists of cash received for future share issuances in which a sales and purchase agreement was not signed and returned from the investor.